Capital Management - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Disclosure Of Classes Of Share Capital [Line Items]
Cancellation of treasury shares	$ 0	$ 0
Share Premium	15,206		$ 7,097
Share-options exercise	260	1,414
Proceeds from exercise of options	(260)	(1,414)
Total Equity Attributable to Owners of Parent
Disclosure Of Classes Of Share Capital [Line Items]
Cancellation of treasury shares	0	0
Share-options exercise	260	1,414
Share Premium
Disclosure Of Classes Of Share Capital [Line Items]
Cancellation of treasury shares	7,097	198,956
Share-options exercise	$ 15,206	$ 10,085